Fair value measurements (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contingent liability	$ 3.5
Nonrecurring Fair Value Measurements [Member]
Increases in the fair value of the non-marketable securities	0.1	$ 0.0
Non-marketable securities	$ 0.2	$ 0.1